Guarantor Subsidiaries Financial Information (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Guarantor Subsidiaries Financial Information
18. GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION
The obligations of the Company under the 2018 Refinancing Credit Agreement have been guaranteed by certain of the Company’s subsidiaries. Each guarantor is 100% owned by the Company. In accordance with positions established by the Securities and Exchange Commission, the following shows separate financial information with respect to the parent, the guarantor subsidiaries and the non-guarantor subsidiaries. The principal elimination entries eliminate investment in subsidiaries and certain intercompany balances and transactions.

Balance Sheet for September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash, cash equivalents, and restricted cash	$1,760,805	$73	$374,503	$—	$2,135,381
Receivables, net	117,117	70,128	1,053,276	—	1,240,521
Inventories	147,208	63,186	655,811	—	866,205
Current assets - other	(14,278)	936	124,783	—	111,441
Total current assets	2,010,852	134,323	2,208,373	—	4,353,548
Property, plant and equipment, net	49,355	24,847	483,221	—	557,423
Goodwill	25,275	283,241	2,104,038	—	2,412,554
Investment in subsidiaries	6,686,158	2,745,446	—	(9,431,604)	—
Other intangibles, net	29,585	79,169	1,048,670	—	1,157,424
Other long-term assets	20,595	(33,748)	85,430	—	72,277
Total assets	$8,821,820	$3,233,278	$5,929,732	$(9,431,604)	$8,553,226
Current liabilities	$198,264	$89,160	$1,242,869	$—	$1,530,293
Inter-company	1,909,286	(1,402,141)	(507,145)	—	—
Long-term debt	3,804,601	—	13,460	—	3,818,061
Long-term liabilities - other	14,499	11,601	268,420	—	294,520
Total liabilities	5,926,650	(1,301,380)	1,017,604	—	5,642,874
Shareholders' equity	2,895,170	4,534,658	4,896,946	(9,431,604)	2,895,170
Non-controlling interest	—	—	15,182	—	15,182
Total shareholders' equity	$2,895,170	$4,534,658	$4,912,128	$(9,431,604)	$2,910,352
Total Liabilities and Shareholders' Equity	$8,821,820	$3,233,278	$5,929,732	$(9,431,604)	$8,553,226

Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$625	$231,843	$—	$233,401
Receivables, net	77,046	59,166	1,030,575	—	1,166,787
Inventories	120,937	46,626	575,071	—	742,634
Current assets - other	1,142	563	120,586	—	122,291
Total current assets	200,058	106,980	1,958,075	—	2,265,113
Property, plant and equipment, net	52,532	26,492	494,948	—	573,972
Goodwill	25,274	283,242	2,151,587	—	2,460,103
Investment in subsidiaries	6,517,205	2,440,665	—	(8,957,870)	—
Other intangibles, net	30,575	81,037	1,092,820	—	1,204,432
Other long-term assets	17,414	(23,892)	82,838	—	76,360
Total assets	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980
Current liabilities	$196,827	$77,284	$1,299,219	$—	$1,573,330
Inter-company	2,121,546	(1,307,410)	(814,136)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	20,594	280,175	—	354,815
Total liabilities	4,034,190	(1,209,518)	926,776	—	3,751,448
Shareholders' equity	2,808,868	4,124,042	4,833,828	(8,957,870)	2,808,868
Non-controlling interest	—	—	19,664	—	19,664
Total shareholders' equity	$2,808,868	$4,124,042	$4,853,492	$(8,957,870)	$2,828,532
Total Liabilities and Shareholders' Equity	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980

Income Statement for the Three Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$169,445	$118,516	$850,250	$(60,397)	$1,077,814
Cost of sales	(122,946)	(75,021)	(612,073)	34,238	(775,802)
Gross profit	46,499	43,495	238,177	(26,159)	302,012
Total operating expenses	(37,090)	(14,746)	(124,997)	—	(176,833)
(Loss) income from operations	9,409	28,749	113,180	(26,159)	125,179
Interest (expense) income, net	(23,012)	3,212	(3,913)	—	(23,713)
Other income (expense), net	(1,479)	1	2,679	—	1,201
Equity earnings (loss)	97,128	91,758	—	(188,886)	—
Pretax income (loss)	82,046	123,720	111,946	(215,045)	102,667
Income tax expense	5,693	(2)	(22,289)	—	(16,598)
Net income	87,739	123,718	89,657	(215,045)	86,069
Less: Net loss attributable to noncontrolling interest	—	—	1,670	—	1,670
Net income (loss) attributable to Wabtec shareholders	$87,739	$123,718	$91,327	$(215,045)	$87,739

Comprehensive income (loss) attributable to Wabtec shareholders	$87,867	$123,718	$41,667	$(215,045)	$38,207

Income Statement for the Three Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$134,905	$89,881	$761,566	$(28,421)	$957,931
Cost of sales	(111,774)	(53,692)	(554,819)	15,557	(704,728)
Gross profit	23,131	36,189	206,747	(12,864)	253,203
Total operating expenses	(22,886)	(12,714)	(115,937)	—	(151,537)
Income (loss) from operations	245	23,475	90,810	(12,864)	101,666
Interest (expense) income, net	(20,295)	2,811	(2,554)	—	(20,038)
Other income (expense), net	1,520	—	(1,963)	—	(443)
Equity earnings (loss)	80,874	64,820	—	(145,694)	—
Pretax income (loss)	62,344	91,106	86,293	(158,558)	81,185
Income tax expense	5,056	—	(17,802)	—	(12,746)
Net income (loss)	67,400	91,106	68,491	(158,558)	68,439
Less: Net income attributable to noncontrolling interest	—	—	(1,040)	—	(1,040)
Net income (loss) attributable to Wabtec shareholders	$67,400	$91,106	$67,451	$(158,558)	$67,399

Comprehensive income (loss) attributable to Wabtec shareholders	$66,815	$91,106	$160,656	$(158,558)	$160,019

Income Statement for the Nine Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$499,172	$374,599	$2,550,843	$(178,943)	$3,245,671
Cost of sales	(364,523)	(236,699)	(1,812,660)	105,071	(2,308,811)
Gross profit (loss)	134,649	137,900	738,183	(73,872)	936,860
Total operating expenses	(122,497)	(40,687)	(393,695)	—	(556,879)
Income (loss) from operations	12,152	97,213	344,488	(73,872)	379,981
Interest (expense) income, net	(75,140)	9,291	(10,068)	—	(75,917)
Other income (expense), net	7,733	(678)	(1,097)	—	5,958
Equity earnings (loss)	330,978	304,227	—	(635,205)	—
Pretax income (loss)	275,723	410,053	333,323	(709,077)	310,022
Income tax expense	(15,202)	(2)	(38,021)	—	(53,225)
Net income (loss)	260,521	410,051	295,302	(709,077)	256,797
Less: Net income attributable to noncontrolling interest	—	—	3,724	—	3,724
Net income (loss) attributable to Wabtec shareholders	$260,521	$410,051	$299,026	$(709,077)	$260,521

Comprehensive income (loss) attributable to Wabtec shareholders	$261,156	$410,051	$137,650	$(709,077)	$99,780

Income Statement for the Nine Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$417,156	$288,312	$2,186,541	$(85,791)	$2,806,218
Cost of sales	(311,037)	(177,593)	(1,580,101)	59,386	(2,009,345)
Gross profit (loss)	106,119	110,719	606,440	(26,405)	796,873
Total operating expenses	(80,478)	(37,783)	(349,077)	—	(467,338)
Income (loss) from operations	25,641	72,936	257,363	(26,405)	329,535
Interest (expense) income, net	(55,783)	8,041	(9,718)	—	(57,460)
Other income (expense), net	6,863	(229)	(1,330)	—	5,304
Equity earnings (loss)	246,103	182,066	—	(428,169)	—
Pretax income (loss)	222,824	262,814	246,315	(454,574)	277,379
Income tax expense	(9,511)	—	(55,265)	—	(64,776)
Net income (loss)	213,313	262,814	191,050	(454,574)	212,603
Less: Net income attributable to noncontrolling interest	—	—	710	—	710
Net income (loss) attributable to Wabtec shareholders	$213,313	$262,814	$191,760	$(454,574)	$213,313

Comprehensive income (loss) attributable to Wabtec shareholders	$214,483	$262,814	$478,265	$(454,574)	$500,988

Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2018:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used for) provided by operating activities	$(111,120)	$95,503	$127,527	$(73,872)	$38,038
Net cash used for investing activities	(12,498)	(1,303)	(90,359)	—	(104,160)
Net cash provided by (used for) financing activities	1,883,490	(94,752)	132,700	73,872	1,995,310
Effect of changes in currency exchange rates	—	—	(27,208)	—	(27,208)
Increase (Decrease) in cash	1,759,872	(552)	142,660	—	1,901,980
Cash and cash equivalents, beginning of period	933	625	231,843	—	233,401
Cash, cash equivalents, and restricted cash, end of period	$1,760,805	$73	$374,503	$—	$2,135,381
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used for) operating activities	$(38,959)	$101,597	$(9,722)	$(26,405)	$26,511
Net cash (used for) provided by investing activities	(12,591)	(2,358)	(890,923)	—	(905,872)
Net cash provided by (used for) financing activities	52,077	(99,615)	(48,916)	26,405	(70,049)
Effect of changes in currency exchange rates	—	—	34,258	—	34,258
Increase (Decrease) in cash	527	(376)	(915,303)	—	(915,152)
Cash, cash equivalents and restricted cash, beginning of period	2,522	1,226	1,139,484	—	1,143,232
Cash and cash equivalents, end of period	$3,049	$850	$224,181	$—	$228,080

21. GUARANTOR SUBSIDIARIES FINANCIAL INFORMATION

The obligations of the Company under the 2018 Refinancing Credit Agreement have been guaranteed by certain of the Company’s subsidiaries. Each guarantor is 100% owned by the Company. In accordance with positions established by the Securities and Exchange Commission, the following shows separate financial information with respect to the parent, the guarantor subsidiaries and the non-guarantor subsidiaries in accordance with the terms of the 2018 Refinancing Credit Agreement entered into June 8, 2018. The principal elimination entries eliminate investment in subsidiaries and certain intercompany balances and transactions.

Balance Sheet for December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$933	$625	$231,843	$—	$233,401
Receivables, net	77,046	59,166	1,030,575	—	1,166,787
Inventories	120,937	46,626	575,071	—	742,634
Current assets - other	1,142	563	120,586	—	122,291
Total current assets	200,058	106,980	1,958,075	—	2,265,113
Property, plant and equipment	52,532	26,492	494,948	—	573,972
Goodwill	25,274	283,242	2,151,587	—	2,460,103
Investment in subsidiaries	6,517,205	2,440,665	—	(8,957,870)	—
Other intangibles, net	30,575	81,037	1,092,820	—	1,204,432
Other long term assets	17,414	(23,892)	82,838	—	76,360
Total assets	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980
Current liabilities	$196,827	77,284	$1,299,219	—	$1,573,330
Inter-company	2,121,546	(1,307,410)	(814,136)	—	—
Long-term debt	1,661,771	14	161,518	—	1,823,303
Long-term liabilities - other	54,046	20,594	280,175	—	354,815
Total liabilities	4,034,190	(1,209,518)	926,776	—	3,751,448
Shareholders’ equity	2,808,868	4,124,042	4,833,828	(8,957,870)	2,808,868
Non-controlling interest	—	—	19,664	—	19,664
Total shareholders’ equity	$2,808,868	$4,124,042	$4,853,492	$(8,957,870)	$2,828,532
Total Liabilities and Shareholders’ Equity	$6,843,058	$2,914,524	$5,780,268	$(8,957,870)	$6,579,980

Balance Sheet for December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Cash and cash equivalents	$2,522	$1,226	$394,736	$—	$398,484
Receivables, net	79,041	74,105	789,362	—	942,508
Inventories	120,042	52,372	486,096	—	658,510
Current assets - other	52,576	(19,438)	834,991	—	868,129
Total current assets	254,181	108,265	2,505,185	—	2,867,631
Property, plant and equipment	49,031	27,096	442,249	—	518,376
Goodwill	25,275	284,020	1,769,470	—	2,078,765
Investment in subsidiaries	5,388,613	1,961,036	—	(7,349,649)	—
Other intangibles, net	31,897	83,103	938,860	—	1,053,860
Other long term assets	9,592	(41,963)	94,757	—	62,386
Total assets	$5,758,589	$2,421,557	$5,750,521	$(7,349,649)	$6,581,018
Current liabilities	$194,983	74,706	$1,176,950	—	$1,446,639
Inter-company	1,562,399	(1,138,540)	(423,859)	—	—
Long-term debt	1,761,933	58	976	—	1,762,967
Long-term liabilities - other	33,298	3,768	357,521	—	394,587
Total liabilities	3,552,613	(1,060,008)	1,111,588	—	3,604,193
Shareholders’ equity	2,205,976	3,481,565	3,868,085	(7,349,649)	2,205,977
Non-controlling interest	—	—	770,848	—	770,848
Total shareholders’ equity	$2,205,976	$3,481,565	$4,638,933	$(7,349,649)	$2,976,825
Total Liabilities and Shareholders’ Equity	$5,758,589	$2,421,557	$5,750,521	$(7,349,649)	$6,581,018

Income Statement for the Year Ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$577,397	$398,220	$3,035,464	$(129,325)	$3,881,756
Cost of sales	(440,911)	(255,792)	(2,218,460)	98,720	(2,816,443)
Gross profit (loss)	136,486	142,428	817,004	(30,605)	1,065,313
Total operating expenses	(114,199)	(50,902)	(479,133)	—	(644,234)
Income (loss) from operations	22,287	91,526	337,871	(30,605)	421,079
Interest (expense) income, net	(76,823)	10,916	(11,977)	—	(77,884)
Other income (expense), net	10,020	274	(1,426)	—	8,868
Equity earnings (loss)	416,068	317,614	—	(733,682)	—
Pretax income (loss)	371,552	420,330	324,468	(764,287)	352,063
Income tax expense	(109,294)	18,762	759	—	(89,773)
Net income (loss)	262,258	439,092	325,227	(764,287)	262,290
Less: Net income attributable to noncontrolling interest	—	—	(29)	—	(29)
Net income (loss) attributable to Wabtec shareholders	$262,258	$439,092	$325,198	$(764,287)	$262,261

Comprehensive income (loss) attributable to Wabtec shareholders	$263,907	$439,092	$658,162	$(764,287)	$596,874

Income Statement for the Year Ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$641,809	$435,864	$1,995,465	$(141,950)	$2,931,188
Cost of sales	(473,700)	(280,973)	(1,350,401)	98,125	(2,006,949)
Gross profit (loss)	168,109	154,891	645,064	(43,825)	924,239
Total operating expenses	(142,817)	(50,361)	(274,454)	—	(467,632)
Income (loss) from operations	25,292	104,530	370,610	(43,825)	456,607
Interest (expense) income, net	(38,843)	9,294	(20,749)	—	(50,298)
Other income (expense), net	25,254	(1,689)	(17,037)	—	(6,528)
Equity earnings (loss)	322,650	292,184	—	(614,834)	—
Pretax income (loss)	334,353	404,319	332,824	(658,659)	412,837
Income tax expense	(29,466)	(52,308)	(17,659)	—	(99,433)
Net income (loss)	304,887	352,011	315,165	(658,659)	313,404
Less: Net income attributable to noncontrolling interest	—	—	(8,517)	—	(8,517)
Net income attributable to Wabtec shareholders	$304,887	$352,011	$306,648	$(658,659)	$304,887

Comprehensive income (loss) attributable to Wabtec shareholders	$305,180	$352,011	$203,469	$(658,659)	$202,001

Income Statement for the Year Ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net Sales	$743,262	$679,466	$2,030,284	$(145,014)	$3,307,998
Cost of sales	(531,269)	(311,911)	(1,499,803)	82,801	(2,260,182)
Gross (loss) profit	211,993	367,555	530,481	(62,213)	1,047,816
Total operating expenses	(142,310)	(36,358)	(260,294)	—	(438,962)
Income (loss) from operations	69,683	331,197	270,187	(62,213)	608,854
Interest (expense) income, net	(28,312)	8,406	(7,348)	—	(27,254)
Other income (expense), net	27,733	(3,711)	(20,254)	—	(3,768)
Equity earnings (loss)	506,903	216,403	—	(723,306)	—
Pretax income (loss)	576,007	552,295	242,585	(785,519)	585,368
Income tax expense	(177,379)	8,760	(18,121)	—	(186,740)
Net income (loss)	398,628	561,055	224,464	(785,519)	398,628
Less: Net income attributable to noncontrolling interest	—	—	—	—	—
Net income attributable to Wabtec shareholders	$398,628	$561,055	$224,464	$(785,519)	$398,628

Comprehensive income (loss) attributable to Wabtec shareholders	$409,734	$561,055	$96,125	$(785,519)	$281,395

Condensed Statement of Cash Flows for the year ended December 31, 2017:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(49,231)	$130,298	$138,349	$(30,605)	$188,811
Net cash used in investing activities	(11,156)	(3,357)	(1,018,961)	—	(1,033,474)
Net cash provided by (used in) financing activities	58,798	(127,542)	(59,292)	30,605	(97,431)
Effect of changes in currency exchange rates	—	—	32,263	—	32,263
(Decrease) increase in cash	(1,589)	(601)	(907,641)	—	(909,831)
Cash, cash equivalents and restricted cash, beginning of year	2,522	1,226	1,139,484	—	1,143,232
Cash and cash equivalents, end of year	$933	$625	$231,843	$—	$233,401

Condensed Statement of Cash Flows for the year ended December 31, 2016:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(44,611)	$142,839	$396,127	$(43,825)	$450,530
Net cash (used in) provided by investing activities	(829,783)	(2,653)	599,470	—	(232,966)
Net cash provided by (used in) financing activities	876,916	(147,586)	(250,184)	43,825	522,971
Effect of changes in currency exchange rates	—	—	(26,436)	—	(26,436)
Increase (decrease) in cash	2,522	(7,400)	718,977	—	714,099
Cash, cash equivalents and restricted cash, beginning of year	—	8,626	420,507	—	429,133
Cash, cash equivalents and restricted cash, end of year	$2,522	$1,226	$1,139,484	$—	$1,143,232

Condensed Statement of Cash Flows for the year ended December 31, 2015:

In thousands	Parent	Guarantors	Non-Guarantors	Elimination	Consolidated
Net cash (used in) provided by operating activities	$(90,374)	$300,965	$302,466	$(62,213)	$450,844
Net cash used in investing activities	(7,862)	(2,653)	(166,679)	—	(177,194)
Net cash (used in) provided by financing activities	(48,570)	(295,133)	29,992	62,213	(251,498)
Effect of changes in currency exchange rates	—	—	(18,868)	—	(18,868)
(Decrease) increase in cash	(146,806)	3,179	(146,911)	—	(3,284)
Cash, cash equivalents and restricted cash, beginning of year	146,806	5,447	273,596	—	425,849
Cash, cash equivalents and restricted cash, end of year	$—	$8,626	$420,507	$—	$429,133